ENTITY-WIDE DISCLOSURE (Schedule of revenues based on products' category) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	[1]	$ 370,495	$ 394,818	$ 492,048
Capital Equipment Revenues [Member]
Segment Reporting Information [Line Items]
Revenues		289,118	315,547	412,089
Consumables And Service Revenues [Member]
Segment Reporting Information [Line Items]
Revenues		$ 81,377	$ 79,271	$ 79,959

[1]	Revenues are attributed to geographic areas based on the location of customer. No single customer accounted for 10% or more of Company’s total revenues, or Company’s net accounts receivable, in any fiscal year presented.